Intangible assets, net (Details) - Schedule of the straight-line method over estimated useful life - AutoLotto, Inc. [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
TinBu LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Cost basis	$ 12,450,000
Less: accumulated amortization	(1,245,000)
Total	11,205,000
Sports.com Domain Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Cost basis	6,000,000
Less: accumulated amortization	(233,333)
Total	5,766,667
Lottery.com Domain Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Cost basis	935,000	$ 935,000
Less: accumulated amortization	(280,500)	(233,750)
Total	654,500	701,250
Customer Relationships [Member] | TinBu LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Cost basis	940,000	940,000
Less: accumulated amortization	(483,056)	(365,556)
Total	456,944	574,444
Customer Relationships [Member] | Aganar and JuegaLotto [Member]
Finite-Lived Intangible Assets [Line Items]
Cost basis	410,000
Less: accumulated amortization	(17,083)
Total	392,917
Trade Names [Member] | TinBu LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Cost basis	10,000	10,000
Less: accumulated amortization	(5,139)	(3,889)
Total	4,861	6,111
Trade Names [Member] | Aganar and JuegaLotto [Member]
Finite-Lived Intangible Assets [Line Items]
Cost basis	2,540,000
Less: accumulated amortization	(105,833)
Total	2,434,167
Technology [Member] | TinBu LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Cost basis	1,430,000	1,430,000
Less: accumulated amortization	(734,861)	(556,111)
Total	695,139	873,889
Technology [Member] | Aganar and JuegaLotto [Member]
Finite-Lived Intangible Assets [Line Items]
Cost basis	1,620,000
Less: accumulated amortization	(67,500)
Total	1,552,500
Software Agreements [Member] | TinBu LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Cost basis	2,000,000	2,000,000
Less: accumulated amortization	(1,194,444)	(944,444)
Total	805,556	$ 1,055,556
Gaming Licenses [Member] | Aganar and JuegaLotto [Member]
Finite-Lived Intangible Assets [Line Items]
Cost basis	4,020,000
Less: accumulated amortization	(167,500)
Total	$ 3,852,500